Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Short-term Investments of financial instruments	Short and Long-term investments

	Short-term		Long-term
	Listed securities	Unlisted securities	Listed securities	Unlisted securities	Balance at 12/31/2022

Bonds(a)	1,276,099	2,176,019	—	—	3,452,118
Equity securities(b)	—	—	182,139	32,626	214,765
Investment funds(c)	—	1,654	—	—	1,654
	1,276,099	2,177,673	182,139	32,626	3,668,537

	Short-term		Long-term
	Listed securities	Unlisted securities	Listed securities	Unlisted securities	Balance at 12/31/2021

Bonds(a)	645,826	1,336,344	—	—	1,982,170
Equity securities(b)	—	—	1,215,791	22,685	1,238,476
Investment funds(c)	—	10,867	—	—	10,867
	645,826	1,347,211	1,215,791	22,685	3,231,513

(a)Comprised of Brazilian Treasury Notes (“LFTs”), structured notes linked to LFTs and corporate bonds in the amount of R$923,098, R$2,159,938 and R$369,082 (2021 – R$344,032, R$1,336,344 and R$301,794) respectively, with maturities greater than three months, indexed to fixed and floating rates. As of December 31, 2022, bonds of listed companies are mainly indexed to fixed rates in USD and hedged to Brazilian reais using Non Deliverable Forwards (NDFs).
(b)Comprised of ordinary shares of listed and unlisted entities. These assets are measured at fair value, and the Group elected asset by asset the recognition of the changes in fair value of the existing listed and unlisted equity instruments through profit or loss (“FVPL”) or other comprehensive income (“FVOCI”). Fair value of unlisted equity instruments as of December 31, 2022, was determined based on negotiations of the securities.
•Assets at FVPL
    Comprised of Banco Inter S.A. (“Banco Inter”)´s shares, acquired on June, 2021. The change in fair value of equity securities at FVPL for December 31, 2022 was a loss of R$853,056 (December 31, 2021 was a loss of R$1,264,213). which was recognized in the statement of profit or loss.
•Assets as FVOCI
    On December 31, 2022 and 2021, comprised mainly of ordinary shares in entities that are not traded in an active market.
    The change in fair value of equity securities at FVOCI for the year ended December 31, 2022 was R$ (6,971) (December 31, 2021 – R$ 216,466), which was recognized in other comprehensive income.
(c)Comprised of foreign investment fund shares.
    Short-term investments are denominated in Brazilian reais and U.S. dollars.

Schedule of composition of accounts receivable from card issuers
Accounts receivable are amounts due from card issuers and acquirers regarding the transactions of clients with card holders, performed in the ordinary course of business.

	2022	2021

Accounts receivable from card issuers(a)	20,053,392	18,865,658
Accounts receivable from other acquirers(b)	718,228	436,035
Allowance for expected credit losses	(22,763)	(15,103)
	20,748,857	19,286,590

Current	20,694,523	19,286,590
Non-current	54,334	—

(a)Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients.
(b)Accounts receivable from other acquirers related to PSP (Payment Service Provider) transactions.
Schedule of allowance for expected credit losses of accounts receivable from card issuers	Allowance for expected credit losses of accounts receivable from card issuers

	2022	2021

At January 1	15,103	12,765
Charge for the year	22,818	8,820
Reversal	(15,158)	(6,482)
At December 31	22,763	15,103

Schedule of composition of trade accounts receivable
Trade accounts receivables are amounts due from clients mainly related to subscription services and equipment rental.

	2022	2021

Accounts receivable from subscription services	294,516	232,109
Accounts receivable from equipment rental	135,479	159,771
Loans designated at FVPL	26,866	511,240
Chargeback	58,302	26,783
Receivables from registry operation	35,150	41,449
Services rendered	36,089	13,388
Others	44,078	41,399
Allowance for expected credit losses	(108,434)	(80,418)
	522,046	945,721

Current	484,722	886,126
Non-current	37,324	59,595
The Group records an allowance for expected credit losses of trade accounts receivable based on an expected credit loss model covering history of defaults and the expected nature and level of risk associated with receivables. See Notes 6.1.1.5 and 6.2.1.2 for further details.
6.5.2.    Allowance for expected credit losses of trade accounts receivable

	2022	2021

At January 1	80,418	32,463
Business combination(a)	—	10,401
Charge for the year	94,093	73,510
Reversal	(13,181)	(3,876)
Write-off	(52,896)	(32,080)
At December 31	108,434	80,418

(a)Refers to Linx acquisition (Note 21.4).

Schedule of Loans and Financing	Composition of loans and financing and obligations to FIDC quota holders

	Average annual interest rate %	Original maturity	Current portion	Non-current portion	December 31, 2022

Obligations to FIDC AR III quota holders (6.7.3.1)	CDI Rate* + 1.50%	Aug/23	952,780	—	952,780
Obligations to FIDC TAPSO quota holders (6.7.3.2)	CDI Rate* + 1.80%	Feb/23	22,468	—	22,468
Obligations to FIDC quota holders			975,248	—	975,248

Leases (6.7.3.3)	105.1% to 151.8% of CDI Rate*	Jan/23 to Jun/29	55,583	144,564	200,147
Bonds (6.7.3.4)	3.95% USD	Jun/28	4,007	2,583,861	2,587,868
Bank borrowings (6.7.3.5)	CDI + 0.95%. to CDI + 1.44%	Three to eighteen months	1,787,817	45	1,787,862
Loans and financing			1,847,407	2,728,470	4,575,877

			2,822,655	2,728,470	5,551,125

	Average annual interest rate %	Maturity	Current portion	Non-current portion	December 31, 2021

Obligations to FIDC AR III quota holders (6.7.3.1)	CDI Rate* + 1.50%	Aug/23	1,273,675	932,368	2,206,043
Obligations to FIDC TAPSO quota holders (6.7.3.2)	CDI Rate* + 1.50%	Mar/22	21,131	—	21,131
Obligations to FIDC TAPSO quota holders			1,294,806	932,368	2,227,174

Leases (6.7.3.3)	105.7% to 151.8% of CDI Rate*	Jan/22 to Jun/29	66,531	206,924	273,455
Bonds (6.7.3.4)	3.95% USD	Jun/28	4,592	2,760,018	2,764,610
Bank borrowings (6.7.3.5)	CDI + 0.75% to CDI + 1.50%	Three to eighteen months	2,108,123	589,518	2,697,641
Debentures (6.7.3.6)	109.0% of CDI Rate*	Jul/22	399,509	—	399,509
Loans and financing			2,578,755	3,556,460	6,135,215

			3,873,561	4,488,828	8,362,389

(*)     “CDI Rate” means the Brazilian interbank deposit (Certificado de Depósito Interbancário) rate, which is an average of interbank overnight rates in Brazil, the average rate of 2022 was 12.38% (2021 – 4.42%).

Schedule of changes in loans and financing and obligations to FIDC quota holders	Changes in loans and financing and obligations to FIDC quota holders

	Balance at 12/31/2021	Additions	Disposals	Payment	Business Combination	Changes in Exchange Rates	Interest	Balance at 12/31/2022

Obligations to FIDC AR III quota holders (Note 6.7.3.1)	2,206,043	—	—	(1,461,058)	—	—	207,795	952,780
Obligations to FIDC TAPSO quota holders (Note 6.7.3.2)	21,131	—	—	(1,515)	—	—	2,852	22,468
Leases (Note 6.7.3.3)	273,455	64,658	(52,913)	(99,829)	—	176	14,600	200,147
Bonds (Note 6.7.3.4)	2,764,610	—	—	(103,134)	—	(185,153)	110,980	2,587,303
Bank borrowings (Note 6.7.3.5)	2,697,641	3,499,986	—	(4,702,769)	4,464	—	289,105	1,788,427
Debentures (Note 6.7.3.6)	399,509	—	—	(421,691)	—	—	22,182	—
	8,362,389	3,564,644	(52,913)	(6,789,996)	4,464	(184,977)	647,514	5,551,125

	Balance at 12/31/2020	Additions	Disposals	Payment	Business Combination	Changes in Exchange Rates	Interest	Balance at 12/31/2021

Obligations to FIDC AR III quota holders (Note 6.7.3.1)	4,114,315	—	—	(2,064,720)	—	—	156,448	2,206,043
Obligations to FIDC TAPSO quota holders (Note 6.7.3.2)	20,476	—	—	(708)	—	—	1,363	21,131
Obligations to FIDC SOMA III quota holders	239,759	584,191	—	(864,747)	—	—	40,797	—
Leases (Note 6.7.3.3)	174,861	92,802	(14,474)	(83,610)	88,879	62	14,935	273,455
Bonds (Note 6.7.3.4)	—	2,477,408	—	(55,497)	—	282,580	60,119	2,764,610
Bank borrowings (Note 6.7.3.5)	390,830	9,222,889	—	(7,294,101)	258,797	—	119,226	2,697,641
Loans with private entities	745,051	—	—	(770,372)	—	—	25,321	—
Debentures (Note 6.7.3.6)	398,358	—	—	(17,596)	—	—	18,747	399,509
	6,083,650	12,377,290	(14,474)	(11,151,351)	347,676	282,642	436,956	8,362,389

Schedule of Derivative financial instruments, net	Derivative financial instruments, net

	2022	2021
Cross-currency interest rate swap used as hedge accounting instrument (Note 6.8.1)	(190,902)	201,202
Non-deliverable forward used as economic hedge instrument (Note 6.8.2)	(6,395)	(14,166)
Call options to acquire additional interest in subsidiaries	23,983	9,044
Derivative financial instruments, net	(173,314)	196,080

Schedule of hedge accounting of financial instruments	The details of the cross-currency swaps and the position of asset, liability and equity as of December 31, 2022, are presented as follows.

Notional in US$	Notional in R$	Pay rate in local currency	Trade date	Due date	Fair value as of December 31, 2022 – Asset (Liability)	Loss recognized in income in 2022(a)	Loss recognized in OCI in 2022(b)	Fair value as of December 31, 2021 – Asset (Liability)

50,000	248,500	CDI + 2.94%	June 23, 2021	June 16, 2028	(15,274)	(46,230)	(22,526)	25,736
50,000	247,000	CDI + 2.90%	June 24, 2021	June 16, 2028	(14,836)	(52,821)	(22,168)	25,814
50,000	248,500	CDI + 2.90%	June 24, 2021	June 16, 2028	(15,961)	(45,443)	(21,785)	24,307
75,000	375,263	CDI + 2.99%	June 30, 2021	June 16, 2028	(26,179)	(53,814)	(31,664)	33,213
50,000	250,700	CDI + 2.99%	June 30, 2021	June 16, 2028	(17,846)	(38,391)	(20,976)	21,615
50,000	250,110	CDI + 2.98%	June 30, 2021	June 16, 2028	(17,403)	(45,649)	(21,126)	22,209
25,000	127,353	CDI + 2.99%	July 15, 2021	June 16, 2028	(10,374)	(30,233)	(10,042)	8,912
25,000	127,353	CDI + 2.99%	July 15, 2021	June 16, 2028	(10,455)	(23,493)	(9,954)	8,744
50,000	259,890	CDI + 2.96%	July 16, 2021	June 16, 2028	(24,793)	(39,158)	(18,587)	12,290
25,000	131,025	CDI + 3.00%	August 6, 2021	June 16, 2028	(12,101)	(30,378)	(9,661)	5,654
25,000	130,033	CDI + 2.85%	August 10, 2021	June 16, 2028	(12,917)	(30,379)	(9,321)	6,808
25,000	130,878	CDI + 2.81%	August 11, 2021	June 16, 2028	(12,763)	(23,300)	(9,412)	5,900
				Net amount	(190,902)	(459,289)	(207,222)	201,202

(a)Recognized in the statement of profit or loss, in “Financial expenses, net”. The amount recognized in 2021 was a gain of R$ 255,346
(b)Recognized in equity, in “Other comprehensive income”. The balance in the cash flow hedge reserve as of December 31, 2022 is a loss of R$ 261,366 (2021 - loss of R$ 54,144).

Schedule of Risk Assessment, Value-at-Risk and Scenario Analysis
The Group conducts a study on how market variables would impact the group’s financial statements based on Historical Value at Risk models.

Risk Factor	Asset/ Liability	VaR 1 day (thousands)	VaR 10 days (thousands)	VaR 60 days (thousands)

Interest Rates	Accounts receivables from credit card issuers, Accounts payables to clients and interest rate swaps	123	491	575
Foreign Currency Exchange	USD denominated asset/liabilities/derivatives	764	2,443	6,881
Equity Prices (a)	Traded Securities	19,355	43,730	99,469
(a)The Group holds equity stakes of Banco Inter S.A. (B3: BIDI3; BIDI4; BIDI11). The VaR figures are calculated based on historical data and are suited to estimate the potential financial loss incurred by the company using a level of confidence of 95% on normal market conditions.

Schedule of liquidity risk of financial instruments	The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years

At December 31, 2022
Deposits from banking customers	4,023,679	—	—	—
Accounts payable to clients	16,542,963	35,775
Trade accounts payable	596,044	—	—	—
Loans and financing	2,255,110	431,180	1,231,989	2,729,500
Obligations to FIDC quota holders	1,028,562	—	—	—
Other liabilities	145,605	268,544		—
	24,591,963	735,499	1,231,989	2,729,500

At December 31, 2021
Deposits from banking customers	2,201,861	—	—	—
Accounts payable to clients	15,720,159	3,172	—	—
Trade accounts payable	372,547	—	—	—
Loans and financing	2,924,513	983,537	860,578	2,963,804
Obligations to FIDC quota holders	1,443,868	985,229	—	—
Other liabilities	145,500	32,501	340,144	—
	22,808,448	2,004,439	1,200,722	2,963,804

Disclosure of financial instruments by category	Financial instruments by category

	Amortized cost	FVPL	FVOCI	Total

At December 31, 2022
Short and Long-term investments	—	3,636,687	31,850	3,668,537
Financial assets from banking solution	—	3,960,871	—	3,960,871
Accounts receivable from card issuers	6,992	—	20,741,865	20,748,857
Trade accounts receivable	495,180	26,866	—	522,046
Derivative financial instruments(a)	—	36,400	—	36,400
Receivables from related parties	10,053	—	—	10,053
Other assets	341,200	—	—	341,200
	853,425	7,660,824	20,773,715	29,287,964

At December 31, 2021
Short and Long-term investments	—	3,209,604	21,909	3,231,513
Financial assets from banking solution	—	2,346,474	—	2,346,474
Accounts receivable from card issuers	132,605	—	19,153,985	19,286,590
Trade accounts receivable	434,481	511,240	—	945,721
Derivative financial instruments(a)	—	219,324	—	219,324
Receivables from related parties	4,720	—	—	4,720
Other assets	474,557	—	—	474,557
	1,046,363	6,286,642	19,175,894	26,508,899

(a)Derivative financial instruments as of December 31, 2022 of R$190,902) (December 31, 2021 – R$201,202) were designated as cash flow hedging instruments, and therefore the effective portion of the hedge is accounted for in the OCI.

	Amortized cost	FVPL	Total

At December 31, 2022
Deposits from banking customers	4,023,679	—	4,023,679
Accounts payable to clients	16,614,513	—	16,614,513
Trade accounts payable	596,044	—	596,044
Loans and financing	4,575,877	—	4,575,877
Obligations to FIDC quota holders	975,248	—	975,248
Derivative financial instruments	—	209,714	209,714
Other liabilities	144,893	611,279	756,172
	26,930,254	820,993	27,751,247

At December 31, 2021
Deposits from banking customers	2,201,861	—	2,201,861
Accounts payable to clients	15,726,503	—	15,726,503
Trade accounts payable	372,547	—	372,547
Loans and financing	6,135,215	—	6,135,215
Obligations to FIDC quota holders	2,227,174	—	2,227,174
Derivative financial instruments	—	23,244	23,244
Other liabilities	165,502	328,456	493,958
	26,828,802	351,700	27,180,502

Schedule of Class Between Book Value And Fair Value Of The Financial Instruments (Details)
The table below presents a comparison by class between book value and fair value of the financial instruments of the Group, other than those with carrying amounts that are reasonable approximations of fair values:

	2022			2021
	Book value	Fair value	Hierarchy level	Book value	Fair value	Hierarchy level

Financial assets
Short and Long-term investments(a)	3,668,537	3,668,537	I /II	3,231,513	3,231,513	I /II
Financial assets from banking solution(e)	3,960,871	3,960,871	I	2,346,474	2,346,474	I
Accounts receivable from card issuers(b)	20,748,857	20,748,668	II	19,286,590	19,283,921	II
Trade accounts receivable (c)(d)	522,046	522,046	II / III	945,721	945,721	II / III
Derivative financial instruments(f)	36,400	36,400	II	219,324	219,324	II
Receivables from related parties(c)	10,053	10,053	II	4,720	4,720	II
Other assets(c)	341,200	341,200	II	474,557	474,557	II
	29,287,964	29,287,775		26,508,899	26,506,230

Financial liabilities
Deposits from banking customers(g)	4,023,679	4,023,679	II	2,201,861	2,201,861	II
Accounts payable to clients(i)	16,614,513	16,025,373	II	15,726,503	14,628,794	II
Trade accounts payable	596,044	596,044	II	372,547	372,547	II
Loans and financing(h)	4,575,877	4,564,864	II	6,135,215	6,121,966	II
Obligations to FIDC quota holders(h)	975,248	973,614	II	2,227,174	2,324,553	II
Derivative financial instruments(f)	209,714	209,714	II	23,244	23,244	II
Other liabilities(c)(j)(k)	756,172	756,172	II/III	493,958	490,634	II/III
	27,751,247	27,149,460		27,180,502	26,163,599

(a)Listed securities are classified as level I and unlisted securities classified as level II, for those the fair value is determined using valuation techniques, which employ the use of market observable inputs.
(b)For Accounts receivable from card issuers measured at FVOCI, fair value is estimated by discounting future cash flows using market rates for similar items. For those measured at amortized cost, carrying values are assumed to approximate their fair values, taking into consideration that the realization of these balances and short settlement terms.
(c)The carrying values of Trade accounts receivable, Receivables from related parties, Other assets, Trade accounts payable and Other liabilities are assumed to approximate their fair values, taking into consideration that the realization of these balances, and settlement terms do not exceed 60 days.
(d)Included in Trade accounts receivable there are Loans designated at FVPL with an amount of R$ 26,866 . As of December 31, 2022, this portfolio registered a gain of R$7,902 (loss of R$381,430 - December 31, 2021), and total net cashflow effect was an inflow of R$ 496,600 (R$754,015 - December 31, 2021). Loans fair value are valued using valuation techniques, which employ the use of market unobservable inputs, and therefore is classified as level III in the hierarchy level.

	2022	2021

At January 1	511,240	1,646,685
Disbursements	—	1,155,921
Collections	(496,600)	(1,909,936)
Interest income recognized in the statement of profit or loss as Financial Income	338,717	924,775
Fair value recognized in the statement of profit or loss as Financial income	(326,491)	(1,306,205)
At December 31	26,866	511,240
    The significant unobservable inputs used in the fair value measurement of Loans designated at FVPL categorized within Level III of the fair value hierarchy, are the expected loss rate and the discount rate used to evaluate the asset. To calculate expected loss rate, the Company considers a list of assumptions, the main being: an individual projection of client’s transactions, the probability of each contract to default and scenarios of recovery. These main inputs are periodically reviewed, or when there is an event that may affect the probabilities and curves applied to the portfolio.
    In determining the discount rate, we consider that the rate should be a current rate commensurate with the nature of the loan portfolio and the valuation method used. When rates for actual recent transactions are available and appropriate to reflect the interest rate as of the measurement date, we consider those rates. When such rates are not available, we also obtain non-binding quotes. Based on all available information we make a judgment as to the rate to be used. In prior periods we used the interest rate that we paid to senior holders of FIDCs on recent transactions. Considering we did not raise funding through FIDCs since February 2021 and the changes observed in the benchmark interest rate in Brazil and in the credit markets we currently build an interest rate curve for unsecured loans granted to us based on recent loans obtained and in quotes from financial institutions.
    The Group has performed sensitivity analysis considering an increase of 100 basis points in discount rate combined with a decrease of 15% in recovery curve. The result of the combined effect of both changes was a decrease of Loans designated at FVPL in the total amount of R$ 2,301.
(e)Sovereign bonds are priced using quotations from Anbima public pricing method.
(f)The Group enters into derivative financial instruments with financial institutions with investment grade credit ratings. Derivative financial instruments are valued using valuation techniques, which employ the use of market observable inputs.
(g)The fair value of deposits from banking customers is assumed to approximate their amortized cost considering the immediate liquidity due to costumers’ payment account deposits.
(h)The fair values of Loans and financing, and Obligations to FIDC quota holders are estimated by discounting future contractual cash flows at the interest rates available in the market that are available to the Group for similar financial instruments.
(i)The fair value of Accounts payable to clients is estimated by discounting future contractual cash flows at the average of interest rates applicable in prepayment business.
(j)There are contingent considerations included in Other liabilities arising on business combinations that are measured at FVPL. Fair values are estimated in accordance with pre-determined formulas explicit in the contracts with selling shareholders. The significant unobservable inputs used in the fair value measurement of contingent consideration categorized within Level III of the fair value hierarchy are based on projections of revenue, net debt, number of clients, net margin and the discount rates used to evaluate the liability. The movement and balance of the contingent consideration are as follows:

	2022	2021
At January 1	328,456	269,162
Additions (Note 21.3.4)	39,974	41,666
Balance arising from business combination	—	14,605
Remeasurement at fair value recognized in the statement of financial position as Intangible assets – Goodwill	—	1,759
Remeasurement at fair value recognized in the statement of profit or loss as Other income (expenses), net	(42,830)	(9,881)
Payments	(32,157)	(4,000)
Interest recognized in the statement of profit or loss as Financial expenses, net	16,413	15,145
At December 31	309,856	328,456
The Group has performed sensitivity analysis of contingent consideration considering an increase of 10% and a decrease of 10% in projections of revenue and EBITDA. The result would be an increase of this liability in the amount of R$ 50,425 considering increase in unobservable inputs and a decrease of this liability in the amount of R$ 49,940 considering decrease in unobservable inputs.
(k)The Group issued put options over Reclame Aqui’s non-controlling interests, together with business combination (Note 21.3). The Company does not have a present ownership interest in the shares held by non-controlling shareholders, so the Group has elected as accounting policy for such put options to derecognize the non-controlling interests at each reporting date as if it was acquired at that date and recognize a financial liability at the present value of the amount payable on exercise of the non-controlling interests put option. The difference between the amount recognized as financial liability and the non-controlling interests derecognized at each period is recognized as an equity transaction. The amount of R$ 264,291 was recorded in the consolidated statement of financial position as of December 31, 2022 as a financial liability under Other liabilities (2021 - nil).
As of December 31, 2022 and December 31, 2021, there were no transfers between the fair value measurements of Level I and Level II and between the fair value measurements of Level II and Level III.

Schedule of Adjusted Net Cash (Details)
The adjusted net cash as of December 31, 2022 and 2021 was as follows:

	2022	2021 (Recasted)

Cash and cash equivalents	1,512,604	4,495,645
Financial assets from banking solution	3,960,871	2,346,474
Short-term investments	3,453,772	1,993,037
Accounts receivable from card issuers	20,748,857	19,286,590
Derivative financial instruments(a)	12,418	210,280
Adjusted cash	29,688,522	28,332,026

Accounts payable to clients	(16,614,513)	(15,726,502)
Loans and financing(b)	(4,375,730)	(5,861,760)
Deposits from banking customers	(4,023,679)	(2,201,861)
Obligations to FIDC quota holders	(975,248)	(2,227,174)
Derivative financial instruments	(209,714)	(23,244)
Adjusted debt	(26,198,884)	(26,040,541)

Adjusted net cash	3,489,638	2,291,485

(a)Refers to economic hedge of cash and cash equivalents and short-term investments denominated in U.S. dollars;
(b)Loans and financing exclude the effects of leases liabilities recognized under IFRS 16.

Although capital is managed considering the consolidated position, the subsidiaries Stone Pagamentos and Stone SCD maintain a minimum equity.
Stone Pagamentos
Stone Pagamentos must permanently maintain minimum equity in an amount corresponding to specific volume of transactions executed by it or the balance of electronic currencies issued by the institution, following the requirements of Circular BCB nº 3,681/13, which is valid until June 30, 2023.
As from July 1, 2023, Circular BCB nº 3,681/13 will be replaced by several rules, which are aligned with the regulatory requirements pursuant to the Basel Accords. Under new regulation, minimum required capital is calculated based on risk weighted assets.
On December 31, 2022 Stone Pagamentos equity is R$1,273,363, which is higher than the required equity of R$615,181.
Stone SCD
Stone SCD is classified as S5 Segment under BACEN rules, for which simpler rules of capital requirements apply. Stone SCD must permanently maintain minimum equity in an amount corresponding to 17% of its risk weighted assets, following the requirements of Resolução CMN nº 4,606/17.
On December 31, 2022 Stone SCD equity is R$693,091, which is higher than the required equity of R$112,119.